Subsequent Events (Details) - Subsequent Event [Member] $ in Millions	2 Months Ended
Feb. 13, 2017 USD ($) shares
Subsequent Event [Line Items]
Common units issued in connection with the ATM (in shares) | shares	355,750
Proceeds from issuance of common units, net of offering costs | $	$ 10